Financial risk management objectives and policies - Disclosure Of Exposure to credit risk (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial risk management objectives and policies
Trade and other receivables	$ 5,327,877	$ 14,815,432
Cash and cash equivalents	2,922,755	1,538,347	$ 9,529,723
Current financial assets		0	$ 10,000,880
Exposure to credit risk	8,819,985	17,553,836
Trade and other receivables
Financial risk management objectives and policies
Exposure to credit risk	5,327,877	14,815,432
Cash and cash equivalents
Financial risk management objectives and policies
Exposure to credit risk	2,921,086	1,536,852
Sublease receivables
Financial risk management objectives and policies
Exposure to credit risk	$ 571,022	$ 1,201,552